NYSE

17010584

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

November 21, 2017

Received SEC
NOV 21 2017
Washington, DC 20549
CERT NYS
File No. 001-38303

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of WPP plc, under the Exchange Act of 1934.

- American Depositary Shares, each representing five Ordinary Shares
- Ordinary Shares of 10p each (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,